S000004330 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	307 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.22%
Dow Jones U.S. Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.36%	13.51%	14.45%
iShares Dow Jones U.S. ETF
Prospectus [Line Items]
Average Annual Return, Percent	17.13%	13.30%	14.23%
Performance Inception Date				Jun. 12, 2000
iShares Dow Jones U.S. ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.84%	12.97%	13.82%
iShares Dow Jones U.S. ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.31%	10.59%	11.87%